Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total		Millennial	Arena Minerals	Share Capital	Share Capital Millennial	Share Capital Arena Minerals	Capital Reserve	Capital Reserve Millennial	Capital Reserve Arena Minerals	Accumulated Other Comprehensive Income/ (Loss)	Deficit	Shareholders Equity	Shareholders Equity Millennial	Shareholders Equity Arena Minerals	Non Controlling Interest
Beginning balance at Dec. 31, 2021	$ 536,315				$ 1,208			$ 717,248			$ (3,487)	$ (178,654)	$ 536,315
Beginning balance, Shares at Dec. 31, 2021					120,831
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	1,920				$ 10			1,910					1,920
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares					1,005
Shares issued pursuant to the acquisition, Value			$ 333,812			$ 132			$ 333,680					$ 333,812
Shares issued pursuant to the acquisition, Shares						13,199
Equity compensation (Note 14)	3,530							3,530					3,530
RSUs issued in lieu of accrued bonuses	1,374							1,374					1,374
DSUs issued in lieu of directors' fees	619							619					619
Net income (loss)	(93,568)											(93,568)	(93,568)
Ending balance at Dec. 31, 2022	784,002				$ 1,350			1,058,361			(3,487)	(272,222)	784,002
Ending balance, Shares at Dec. 31, 2022					135,035
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options	172				$ 22			150					172
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares					2,186
Shares issued pursuant to the GM investment, Value	286,954				$ 150			286,804					286,954
Shares issued pursuant to the GM investment, Shares					15,002
Share issuance costs	(15,217)							(15,217)					(15,217)
Shares issued pursuant to the acquisition, Value				$ 163,203			$ 85			$ 163,118					$ 163,203
Shares issued pursuant to the acquisition, Shares							8,456
Equity compensation (Note 14)	14,254							14,254					14,254
DSUs issued in lieu of directors' fees	628							628					628
Distribution of assets upon separation	(1,693,434)							(16,097)				(1,677,337)	(1,693,434)
Net income (loss)	1,288,369											1,288,369	1,288,369
Ending balance at Dec. 31, 2023	828,931	[1]			$ 1,607			1,492,001			(3,487)	(661,190)	828,931
Ending balance, Shares at Dec. 31, 2023					160,679
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options					$ 12			(12)
Shares issued on conversion of RSUs, DSUs, PSUs, and exercise of stock options, shares					1,253
Equity compensation (Note 14)	7,693							7,693					7,693
Pastos Grandes Transaction (Note 10)	69,546											6,884	6,884			$ 62,662
Net income (loss)	(15,240)											(15,234)	(15,234)			(6)
Ending balance at Dec. 31, 2024	$ 890,930				$ 1,619			$ 1,499,682			$ (3,487)	$ (669,540)	$ 828,274			$ 62,656
Ending balance, Shares at Dec. 31, 2024					161,932

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.